BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Nov. 11, 2013	Dec. 31, 2012	Jan. 27, 2012	Jan. 02, 2012	Dec. 31, 2011	Dec. 27, 2011
Net assets	$ 1,233	$ 3,063		$ 112,536	$ 267
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	4,270	2,874					7,251
Redeemable non-controlling interest	1,750			(81,605)	(17,706)
Goodwill	227,434	5,026	326,860	51,614	23,156	167,007	8,702
Net assets acquired	8,933			88,229	9,250
Customer Relationships [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total					3,195
Backlog And Non Compete Agreement [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total					$ 338